Related Party Transactions (Details) - Schedule of net revenues from related parties - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SALES TO:
Total net revenues from related parties	$ 24,808,223	$ 13,857,014	$ 21,066,741
PURCHASE FROM:
Total purchase from related party	1,101,751	2,112,484	1,592,537
WASTEWATER TREATMENT SERVICE PROVIDED BY:
Total wastewater treatment service provided by related parties	7,186,062	12,240,479	11,488,801
COST OF REVENUES FROM:
Total cost of revenues from related parties:	706,401	1,450,627	5,669,252
Heilongjiang Binteer [Member]
SALES TO:
Total net revenues from related parties		6,792
Hengqingyuan [Member]
SALES TO:
Total net revenues from related parties		1,921,811
Jincai [Member]
SALES TO:
Total net revenues from related parties	22,096,716
Entity A and its subsidiaries [Member]
SALES TO:
Total net revenues from related parties	373,514	11,030,663	20,750,159
Entity B [Member]
SALES TO:
Total net revenues from related parties			107,894
Entity D’s subsidiary [Member]
SALES TO:
Total net revenues from related parties	773,312	897,748	208,688
PURCHASE FROM:
Total purchase from related party	1,101,751	2,112,484	1,592,537
WASTEWATER TREATMENT SERVICE PROVIDED BY:
Total wastewater treatment service provided by related parties	2,485,675	2,182,473	291,150
COST OF REVENUES FROM:
Total cost of revenues from related parties:	706,401	1,450,627	1,372,877
Sude [Member]
SALES TO:
Total net revenues from related parties	1,564,681
Entity C [Member]
WASTEWATER TREATMENT SERVICE PROVIDED BY:
Total wastewater treatment service provided by related parties		2,536,720	5,279,255
COST OF REVENUES FROM:
Total cost of revenues from related parties:			4,296,375
Entity A and its subsidiaries [Member]
WASTEWATER TREATMENT SERVICE PROVIDED BY:
Total wastewater treatment service provided by related parties	$ 4,700,387	$ 7,521,286	$ 5,918,396